Investment Objectives and Goals	Apr. 30, 2026
Kensington Credit Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON CREDIT OPPORTUNITIES ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kensington Credit Opportunities ETF (KAMO) (the “Fund”) seeks income and capital appreciation.
Kensington Hedged Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KENSINGTON HEDGED PREMIUM INCOME ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Kensington Hedged Premium Income ETF (the “Fund”) seeks current income with the potential for capital appreciation.